Average Annual Total Returns - Class I and Class Z - AMG Yacktman Special Opportunities Fund	Apr. 24, 2021
Class Z
Average Annual Return:
1 Year	12.83%
5 Years	13.51%
Since Inception	6.75%
Inception Date	Jun. 30, 2014
Class Z | After Taxes on Distributions
Average Annual Return:
1 Year	11.95%
5 Years	11.93%
Since Inception	5.38%
Inception Date	Jun. 30, 2014
Class Z | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.91%
5 Years	10.47%
Since Inception	4.96%
Inception Date	Jun. 30, 2014
Class I
Average Annual Return:
1 Year	12.66%
5 Years	13.41%
Since Inception	9.19%
Inception Date	Jun. 30, 2015